Income Tax - Differences in Income Taxes Computed at Netherlands Statutory Rate and Effective Income Tax Rate (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income tax benefit (expense) computed at statutory rate	$ (316)	$ (297)	$ (353)
Non-deductible and non-taxable permanent differences, net	(1)	4	45
Valuation allowance adjustments	11	2	141
Effect on deferred taxes of changes in enacted tax rates	(5)	14	(62)
Current year credits	40	50	43
Other tax and credits	(40)	(51)	(20)
Benefits from tax holidays	37	129	135
Net impact of changes to uncertain tax positions	(1)	(5)	(16)
Earnings of subsidiaries taxed at different rates	116	(2)	(9)
Income tax expense	$ (159)	$ (156)	$ (96)